Business combination - Summary of the net cash outflows due to business combination (Details) ₩ in Millions	Dec. 31, 2025 KRW (₩)
ABL Life Insurance Co Ltd [Member]
Net Cash Outflows Due To Business Combination [Line Items]
Consideration paid in cash	₩ 264,946
Cash and cash equivalents acquired	327,090
Less: Total	62,144
Tongyang Life Insurance Co Ltd [Member]
Net Cash Outflows Due To Business Combination [Line Items]
Consideration paid in cash	1,281,963
Cash and cash equivalents acquired	286,417
Less: Total	₩ 995,546